POST-EMPLOYMENT BENEFITS - Reconciliation of the net defined benefit liability (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
POST-EMPLOYMENT BENEFITS
Net defined liability at January 1	€ 894	€ 887	€ 1,173
Defined benefit income recognized in consolidated statement of profit or loss	36	33	14
Defined benefit cost recognized in other comprehensive income	44	(25)	(300)
Reclassification of other liabilities	4
Net defined liability at December 31	€ 978	€ 894	€ 887